JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	3,103	608,498
National Presto Industries, Inc.	3,140	240,116
		848,614
Automobiles & Parts — 0.2%
Dorman Products, Inc. *	3,030	307,151
Gentherm, Inc. *	8,739	482,218
		789,369
Banks — 5.4%
1st Source Corp.	5,643	358,613
Ameris Bancorp	21,979	1,338,301
Atlantic Union Bankshares Corp.	14,375	593,544
Axos Financial, Inc. *	16,172	1,180,718
BancFirst Corp.	3,866	415,324
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	30,203	1,157,983
Brookline Bancorp, Inc.	2,111	22,144
Capital City Bank Group, Inc.	1,069	37,950
Cathay General Bancorp	20,769	920,482
City Holding Co.	2,515	306,579
Community Trust Bancorp, Inc.	5,334	270,541
First BanCorp (Puerto Rico)	38,682	829,729
First Busey Corp.	10,921	299,672
First Commonwealth Financial Corp.	20,841	376,805
First Financial Bancorp	21,707	593,904
First Financial Corp.	3,213	144,456
First Merchants Corp.	7,412	299,074
Fulton Financial Corp.	39,068	756,747
Hancock Whitney Corp.	14,303	782,803
Hilltop Holdings, Inc.	32,178	1,061,552
Home BancShares, Inc.	39,425	1,116,910
Hope Bancorp, Inc.	64,089	843,411
International Bancshares Corp.	13,886	936,472
NBT Bancorp, Inc.	17,079	837,213
Northwest Bancshares, Inc.	59,208	831,280
OceanFirst Financial Corp.	35,846	651,322
OFG Bancorp (Puerto Rico)	27,313	1,240,556
Old National Bancorp	76,486	1,531,250
Pathward Financial, Inc.	5,959	402,471
Renasant Corp.	18,565	638,450
Republic Bancorp, Inc., Class A	3,883	254,802
Simmons First National Corp., Class A	34,445	741,601
TrustCo Bank Corp.	10,270	365,715
Trustmark Corp.	11,487	398,944
UMB Financial Corp.	4,763	485,921
United Bankshares, Inc.	34,824	1,355,698
Valley National Bancorp	116,107	975,299

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
WaFd, Inc.	30,170	1,073,750
WesBanco, Inc.	20,471	652,616
		27,080,602
Beverages — 1.0%
MGP Ingredients, Inc. (a)	12,213	995,970
National Beverage Corp. (a)	26,799	1,307,523
Primo Water Corp.	61,757	1,354,331
Vita Coco Co., Inc. (The) *	45,990	1,188,382
		4,846,206
Chemicals — 3.3%
AdvanSix, Inc.	19,029	532,241
American Vanguard Corp.	10,807	103,963
Arcadium Lithium plc (Jersey) *	191,722	609,676
Avient Corp.	30,457	1,377,875
Balchem Corp.	9,062	1,608,142
Cabot Corp.	14,358	1,439,964
Ecovyst, Inc. *	101,157	965,038
Hawkins, Inc.	3,471	360,637
Ingevity Corp. *	16,872	774,256
Innospec, Inc.	11,196	1,468,243
Intrepid Potash, Inc. *	16,831	439,121
LSB Industries, Inc. * (a)	101,556	925,175
Orion SA (Germany)	53,058	1,306,288
Quaker Chemical Corp.	5,436	987,015
Rayonier Advanced Materials, Inc. *	87,452	581,556
Sensient Technologies Corp.	15,105	1,178,945
Stepan Co.	10,906	922,975
Tronox Holdings plc	69,165	1,117,706
		16,698,816
Construction & Materials — 2.1%
American Woodmark Corp. *	3,216	328,514
Atkore, Inc.	9,005	1,215,675
BlueLinx Holdings, Inc. *	3,919	472,592
Exponent, Inc.	5,671	601,580
GMS, Inc. *	13,735	1,321,719
Griffon Corp.	12,554	904,641
Installed Building Products, Inc.	5,726	1,548,024
Masterbrand, Inc. *	29,148	526,122
Mueller Water Products, Inc., Class A	10,961	226,674
Patrick Industries, Inc.	12,389	1,586,535
Quanex Building Products Corp.	8,742	291,983
Sterling Infrastructure, Inc. *	11,848	1,378,633
		10,402,692
Consumer Services — 1.2%
Carriage Services, Inc.	3,965	127,118
Cars.com, Inc. *	15,468	318,950

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — continued
Laureate Education, Inc., Class A	96,839	1,501,005
Perdoceo Education Corp.	65,119	1,614,300
PROG Holdings, Inc.	13,173	593,575
Strategic Education, Inc.	9,820	1,035,028
Upbound Group, Inc.	26,515	1,000,411
		6,190,387
Electricity — 1.8%
ALLETE, Inc.	21,896	1,412,292
Altus Power, Inc. *	37,937	159,335
Hawaiian Electric Industries, Inc.	75,572	1,251,472
MGE Energy, Inc.	12,614	1,108,014
Northwestern Energy Group, Inc.	26,443	1,421,840
NuScale Power Corp. * (a)	110,627	1,130,608
Ormat Technologies, Inc.	12,632	980,749
Portland General Electric Co.	32,456	1,537,765
		9,002,075
Electronic & Electrical Equipment — 1.1%
AZZ, Inc.	10,028	801,839
Badger Meter, Inc.	7,526	1,551,560
Belden, Inc.	9,274	859,607
EnerSys	6,141	675,080
Watts Water Technologies, Inc., Class A	7,112	1,475,882
		5,363,968
Finance & Credit Services — 1.9%
Enact Holdings, Inc.	19,125	650,824
Encore Capital Group, Inc. *	1,164	58,840
Enova International, Inc. *	17,798	1,538,993
Federal Agricultural Mortgage Corp., Class C	3,690	760,952
FirstCash Holdings, Inc.	5,951	664,132
Mr. Cooper Group, Inc. *	17,015	1,529,308
Navient Corp.	75,489	1,238,775
Nelnet, Inc., Class A	1,068	120,374
PennyMac Financial Services, Inc.	14,981	1,469,936
Radian Group, Inc.	46,254	1,716,023
		9,748,157
Food Producers — 3.4%
Andersons, Inc. (The)	26,299	1,434,084
B&G Foods, Inc. (a)	108,231	932,951
Cal-Maine Foods, Inc.	23,351	1,671,231
Dole plc	20,031	297,460
Fresh Del Monte Produce, Inc.	40,282	1,009,064
GrowGeneration Corp. *	94,341	217,928
Hain Celestial Group, Inc. (The) *	42,394	328,130
Herbalife Ltd. * (a)	83,052	1,019,879
J & J Snack Foods Corp.	7,791	1,314,342
John B Sanfilippo & Son, Inc.	11,175	1,171,922

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Lancaster Colony Corp.	6,675	1,288,675
Medifast, Inc.	43,662	957,508
Nature's Sunshine Products, Inc. *	11,805	201,984
Simply Good Foods Co. (The) *	35,658	1,209,519
SunOpta, Inc. (Canada) * (a)	54,057	286,502
TreeHouse Foods, Inc. *	12,836	517,034
USANA Health Sciences, Inc. *	12,551	559,775
Utz Brands, Inc.	72,932	1,082,311
Vital Farms, Inc. *	22,610	825,039
WK Kellogg Co.	40,082	705,443
		17,030,781
Gas, Water & Multi-utilities — 3.5%
American States Water Co.	8,953	738,891
Aris Water Solutions, Inc., Class A	51,214	907,000
Avista Corp.	39,870	1,562,107
Black Hills Corp.	26,237	1,549,295
Brookfield Infrastructure Corp., Class A (Canada)	33,853	1,316,882
California Water Service Group	19,403	1,037,284
Chesapeake Utilities Corp.	12,957	1,529,315
Consolidated Water Co. Ltd., Class D	11,715	340,438
Excelerate Energy, Inc., Class A	28,258	568,834
Middlesex Water Co.	6,948	461,903
New Jersey Resources Corp.	31,448	1,470,194
Northwest Natural Holding Co.	31,353	1,253,493
ONE Gas, Inc. (a)	21,958	1,528,935
SJW Group	14,357	870,178
Southwest Gas Holdings, Inc.	15,328	1,136,724
Spire, Inc.	21,973	1,463,182
		17,734,655
General Industrials — 1.6%
Apogee Enterprises, Inc.	14,681	1,007,704
Barnes Group, Inc.	6,263	252,649
CSW Industrials, Inc.	3,491	1,132,550
Greif, Inc., Class A	14,017	934,654
HB Fuller Co.	17,611	1,518,068
Kronos Worldwide, Inc.	22,118	264,531
Myers Industries, Inc.	13,412	199,839
Otter Tail Corp.	15,978	1,548,588
Standex International Corp.	6,010	1,122,668
TriMas Corp.	4,827	118,648
		8,099,899
Health Care Providers — 2.8%
Addus HomeCare Corp. *	8,726	1,058,987
Astrana Health, Inc. * (a)	24,500	1,285,270
CorVel Corp. *	5,495	1,685,866
Ensign Group, Inc. (The)	11,861	1,669,436

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Healthcare Services Group, Inc. *	19,821	226,554
HealthEquity, Inc. *	13,897	1,090,636
National HealthCare Corp.	2,873	391,188
Omnicell, Inc. *	10,976	320,609
Option Care Health, Inc. *	43,617	1,294,989
Pennant Group, Inc. (The) *	14,359	428,042
RadNet, Inc. *	16,199	967,890
Select Medical Holdings Corp.	40,753	1,620,339
Surgery Partners, Inc. *	33,428	1,014,874
US Physical Therapy, Inc.	10,072	982,020
		14,036,700
Household Goods & Home Construction — 4.0%
Beazer Homes USA, Inc. *	17,300	582,491
Central Garden & Pet Co., Class A *	24,296	834,811
Century Communities, Inc.	6,366	666,584
CompX International, Inc.	3,335	85,509
Ethan Allen Interiors, Inc. (a)	41,189	1,271,504
Green Brick Partners, Inc. *	15,107	1,105,077
HNI Corp.	23,556	1,294,402
Hovnanian Enterprises, Inc., Class A *	2,900	608,681
Interface, Inc.	62,080	1,072,742
KB Home	18,271	1,572,768
La-Z-Boy, Inc.	39,101	1,725,918
M/I Homes, Inc. *	10,662	1,778,742
Meritage Homes Corp.	7,458	1,513,004
MillerKnoll, Inc.	25,784	799,820
Steelcase, Inc., Class A	73,450	1,064,291
Taylor Morrison Home Corp. *	25,164	1,688,001
Tri Pointe Homes, Inc. *	28,200	1,276,050
Worthington Enterprises, Inc.	24,116	1,203,630
		20,144,025
Industrial Engineering — 1.0%
Albany International Corp., Class A	7,086	663,108
Columbus McKinnon Corp.	12,556	479,137
Enpro, Inc.	7,250	1,239,315
Franklin Electric Co., Inc.	13,844	1,476,047
Hillenbrand, Inc.	26,432	1,169,087
Tennant Co.	575	61,922
		5,088,616
Industrial Materials — 2.2%
Boise Cascade Co.	10,986	1,561,001
Clearwater Paper Corp. *	23,861	1,323,570
Koppers Holdings, Inc.	27,200	1,107,312
Materion Corp.	10,701	1,288,721
Mativ Holdings, Inc.	59,409	1,134,118
Minerals Technologies, Inc.	16,631	1,303,538

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Materials — continued
Sylvamo Corp.	19,777	1,457,763
Tredegar Corp. *	16,252	92,799
UFP Industries, Inc.	12,277	1,619,704
		10,888,526
Industrial Metals & Mining — 3.2%
Carpenter Technology Corp.	14,355	2,093,964
Century Aluminum Co. *	50,157	757,872
Commercial Metals Co.	27,708	1,665,251
Constellium SE *	69,197	1,232,399
Energy Fuels, Inc. * (a)	122,947	699,568
GrafTech International Ltd. *	446,850	343,225
Haynes International, Inc.	15,619	930,111
Kaiser Aluminum Corp.	10,241	805,864
Metallus, Inc. *	58,523	1,312,086
Mueller Industries, Inc.	25,475	1,807,197
Olympic Steel, Inc.	14,090	714,081
Piedmont Lithium, Inc. * (a)	18,382	184,188
Radius Recycling, Inc.	29,054	526,458
Ryerson Holding Corp.	45,689	1,086,941
Uranium Energy Corp. *	152,558	904,669
US Silica Holdings, Inc. *	74,797	1,158,606
		16,222,480
Industrial Support Services — 2.5%
ABM Industries, Inc.	17,529	973,911
Applied Industrial Technologies, Inc.	7,635	1,665,881
ASGN, Inc. *	8,604	814,541
CoreCivic, Inc., REIT *	92,974	1,296,058
CRA International, Inc.	6,336	1,107,533
Cross Country Healthcare, Inc. *	16,647	303,641
Donnelley Financial Solutions, Inc. *	5,864	395,703
DXP Enterprises, Inc. *	2,115	115,817
EVERTEC, Inc. (Puerto Rico)	16,581	571,547
Heidrick & Struggles International, Inc.	8,192	328,827
Insperity, Inc.	6,873	705,995
Korn Ferry	10,028	739,264
Maximus, Inc.	15,509	1,440,631
Pitney Bowes, Inc.	71,040	468,864
Resources Connection, Inc.	9,795	116,854
Target Hospitality Corp. *	24,776	231,903
TriNet Group, Inc.	9,924	1,034,577
TrueBlue, Inc. *	7,176	85,753
UniFirst Corp.	301	58,556
		12,455,856
Industrial Transportation — 3.4%
ArcBest Corp.	9,718	1,224,954
Ardmore Shipping Corp. (Ireland)	43,755	948,608

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Costamare, Inc. (Monaco)	54,900	813,618
DHT Holdings, Inc.	121,542	1,428,119
Dorian LPG Ltd.	31,192	1,274,505
Federal Signal Corp.	13,460	1,345,596
FLEX LNG Ltd. (Norway)	13,527	363,876
Forward Air Corp. (a)	7,374	187,005
GATX Corp.	8,220	1,146,690
Genco Shipping & Trading Ltd.	29,891	580,184
Hub Group, Inc., Class A	6,965	325,753
International Seaways, Inc.	22,599	1,265,544
Matson, Inc.	11,616	1,541,559
McGrath RentCorp (a)	6,973	765,845
Nordic American Tankers Ltd.	73,459	274,002
Scorpio Tankers, Inc. (Monaco)	18,277	1,401,480
Teekay Corp. (Bermuda) *	29,701	257,508
Teekay Tankers Ltd., Class A (Canada)	20,767	1,358,993
Tingo Group, Inc. * (a)	827,098	14,061
Wabash National Corp.	25,547	549,005
		17,066,905
Investment Banking & Brokerage Services — 1.4%
Artisan Partners Asset Management, Inc., Class A	33,812	1,493,138
Brightsphere Investment Group, Inc.	17,971	470,660
Cohen & Steers, Inc.	4,244	364,220
Hamilton Lane, Inc., Class A	7,321	1,056,933
Moelis & Co., Class A (a)	21,024	1,429,632
StoneX Group, Inc. *	5,485	457,120
Victory Capital Holdings, Inc., Class A	11,921	624,541
Virtus Investment Partners, Inc.	1,739	393,014
WisdomTree, Inc.	45,304	540,930
		6,830,188
Leisure Goods — 0.8%
Camping World Holdings, Inc., Class A (a)	6,269	143,435
LCI Industries	6,213	724,995
Smith & Wesson Brands, Inc.	81,302	1,345,548
Sturm Ruger & Co., Inc.	18,631	840,445
Winnebago Industries, Inc.	14,591	912,229
		3,966,652
Life Insurance — 1.0%
CNO Financial Group, Inc.	51,574	1,797,869
Genworth Financial, Inc., Class A *	228,253	1,545,273
Jackson Financial, Inc., Class A	20,245	1,782,775
		5,125,917
Media — 0.4%
Gray Television, Inc.	40,263	258,891

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Scholastic Corp.	7,312	229,085
TEGNA, Inc.	94,016	1,497,675
		1,985,651
Medical Equipment & Services — 2.6%
AdaptHealth Corp. *	31,333	355,943
Anika Therapeutics, Inc. *	4,023	109,627
Atrion Corp.	429	196,611
Avanos Medical, Inc. *	13,457	321,891
CONMED Corp.	11,137	768,898
Fulgent Genetics, Inc. * (a)	18,719	447,946
Haemonetics Corp. *	12,065	1,086,453
Integer Holdings Corp. *	11,876	1,410,394
Lantheus Holdings, Inc. *	16,873	1,768,797
Merit Medical Systems, Inc. *	16,224	1,383,745
NeoGenomics, Inc. * (a)	25,474	451,654
OraSure Technologies, Inc. *	107,809	482,984
Owens & Minor, Inc. *	41,534	681,988
Patterson Cos., Inc.	27,151	685,563
STAAR Surgical Co. *	5,517	227,576
Surmodics, Inc. *	2,793	115,630
UFP Technologies, Inc. *	5,275	1,696,387
Varex Imaging Corp. *	38,059	562,893
Zynex, Inc. * (a)	30,689	276,201
		13,031,181
Mortgage Real Estate Investment Trusts — 1.7%
Apollo Commercial Real Estate Finance, Inc. (a)	83,777	913,169
Arbor Realty Trust, Inc. (a)	62,239	840,227
Blackstone Mortgage Trust, Inc., Class A (a)	10,785	192,512
Dynex Capital, Inc.	50,270	611,786
Ellington Financial, Inc. (a)	97,782	1,240,854
KKR Real Estate Finance Trust, Inc.	16,057	184,334
Ladder Capital Corp.	75,101	901,212
MFA Financial, Inc.	88,611	991,557
New York Mortgage Trust, Inc.	7,347	47,609
PennyMac Mortgage Investment Trust (a)	62,843	865,348
Ready Capital Corp. (a)	79,797	740,516
Redwood Trust, Inc.	72,549	527,431
TPG RE Finance Trust, Inc.	16,459	143,852
Two Harbors Investment Corp.	37,892	510,405
		8,710,812
Nonequity Investment Instruments — 0.00% ^
OmniAb, Inc. ‡ * (a)	1,382	—
Non-life Insurance — 1.4%
Employers Holdings, Inc.	17,106	821,259
Enstar Group Ltd. *	3,424	1,110,746
Essent Group Ltd.	25,433	1,598,210

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Horace Mann Educators Corp.	5,343	184,707
NMI Holdings, Inc., Class A *	32,008	1,259,515
Safety Insurance Group, Inc.	4,581	391,904
Selective Insurance Group, Inc.	1,068	96,462
Stewart Information Services Corp.	21,930	1,550,451
		7,013,254
Non-Renewable Energy — 5.9%
Alpha Metallurgical Resources, Inc. (a)	3,843	1,135,261
Arch Resources, Inc.	6,279	920,187
Archrock, Inc.	74,699	1,548,510
Berry Corp.	68,798	471,954
Cactus, Inc., Class A	20,966	1,323,374
California Resources Corp.	16,862	867,381
ChampionX Corp.	35,375	1,211,947
CNX Resources Corp. *	56,170	1,486,820
Comstock Resources, Inc. (a)	70,575	668,345
CONSOL Energy, Inc. *	11,864	1,184,146
CVR Energy, Inc. (a)	28,836	824,710
DMC Global, Inc. *	6,962	93,987
DNOW, Inc. *	25,021	384,323
Gulfport Energy Corp. *	5,317	782,716
Helix Energy Solutions Group, Inc. *	115,644	1,364,599
Liberty Energy, Inc.	51,126	1,234,693
Magnolia Oil & Gas Corp., Class A (a)	49,911	1,359,576
MRC Global, Inc. *	17,035	246,667
Murphy Oil Corp.	24,676	1,021,093
Newpark Resources, Inc. *	5,600	46,256
Northern Oil & Gas, Inc.	17,686	763,858
Par Pacific Holdings, Inc. *	34,231	908,833
Patterson-UTI Energy, Inc.	73,912	812,293
PBF Energy, Inc., Class A	27,184	1,107,748
Ramaco Resources, Inc., Class A	23,880	324,768
RPC, Inc.	33,678	251,575
SandRidge Energy, Inc.	40,203	546,359
Select Water Solutions, Inc.	82,469	974,784
SM Energy Co.	28,427	1,313,327
Solaris Oilfield Infrastructure, Inc., Class A	61,906	814,064
SunCoke Energy, Inc.	108,915	1,274,305
VAALCO Energy, Inc.	37,751	270,297
Warrior Met Coal, Inc.	21,637	1,495,333
World Kinect Corp.	20,908	583,960
		29,618,049
Personal Care, Drug & Grocery Stores — 2.2%
ACCO Brands Corp.	103,956	531,215
Chefs' Warehouse, Inc. (The) *	6,948	288,967
Edgewell Personal Care Co.	34,921	1,367,157
Energizer Holdings, Inc.	41,710	1,284,251

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Ingles Markets, Inc., Class A	14,421	1,168,822
LifeMD, Inc. *	29,354	209,294
Nu Skin Enterprises, Inc., Class A	26,612	298,587
SpartanNash Co.	41,099	868,011
Sprouts Farmers Market, Inc. *	18,761	1,874,036
United Natural Foods, Inc. *	46,273	717,232
WD-40 Co.	5,223	1,366,389
Weis Markets, Inc.	12,085	911,813
		10,885,774
Personal Goods — 1.1%
G-III Apparel Group Ltd. *	16,372	451,376
Inter Parfums, Inc.	4,810	676,671
Kontoor Brands, Inc.	13,767	965,755
Movado Group, Inc.	20,454	529,758
Oxford Industries, Inc. (a)	6,612	696,442
Signet Jewelers Ltd.	15,829	1,331,694
Steven Madden Ltd.	21,658	981,974
		5,633,670
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.5%
Alkermes plc *	30,094	822,168
Amphastar Pharmaceuticals, Inc. *	23,439	1,020,065
ANI Pharmaceuticals, Inc. *	15,621	1,026,612
Arcellx, Inc. *	19,603	1,211,661
Arcturus Therapeutics Holdings, Inc. *	35,058	822,461
Castle Biosciences, Inc. *	14,625	352,901
Catalyst Pharmaceuticals, Inc. *	86,030	1,483,157
Collegium Pharmaceutical, Inc. *	38,316	1,477,848
Corcept Therapeutics, Inc. *	41,638	1,610,141
Dynavax Technologies Corp. *	81,995	917,524
Harmony Biosciences Holdings, Inc. *	15,256	516,568
Innoviva, Inc. * (a)	75,572	1,423,777
Ironwood Pharmaceuticals, Inc. *	30,673	209,497
Ligand Pharmaceuticals, Inc. *	13,617	1,484,117
Myriad Genetics, Inc. *	17,974	502,733
OmniAb Operations, Inc. ‡ *	1,382	—
Pacira BioSciences, Inc. *	6,871	141,886
PDL BioPharma, Inc. ‡ *	22,361	24,150
Prestige Consumer Healthcare, Inc. *	19,687	1,394,037
Supernus Pharmaceuticals, Inc. *	31,946	952,630
Vanda Pharmaceuticals, Inc. *	27,907	162,977
		17,556,910
Precious Metals & Mining — 0.3%
Coeur Mining, Inc. *	160,470	1,041,450
Hecla Mining Co.	8,596	49,685
SSR Mining, Inc. (Canada)	118,882	662,173
		1,753,308

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment & Services — 1.4%
Anywhere Real Estate, Inc. *	3,394	16,020
Cushman & Wakefield plc *	25,660	336,403
eXp World Holdings, Inc. (a)	74,579	1,070,954
Marcus & Millichap, Inc.	2,660	105,363
Newmark Group, Inc., Class A	129,891	1,685,985
Opendoor Technologies, Inc. * (a)	462,242	1,072,401
Redfin Corp. * (a)	176,370	1,435,652
St. Joe Co. (The)	25,293	1,560,072
		7,282,850
Real Estate Investment Trusts — 11.3%
Acadia Realty Trust	78,841	1,706,119
Alexander & Baldwin, Inc.	38,990	768,493
American Assets Trust, Inc.	42,075	1,115,829
Apartment Investment and Management Co., Class A *	15,535	137,640
Apple Hospitality REIT, Inc.	76,172	1,126,584
Ares Commercial Real Estate Corp.	112,013	865,861
Brandywine Realty Trust	210,441	1,060,623
Broadstone Net Lease, Inc.	78,423	1,365,344
CareTrust REIT, Inc.	54,724	1,475,359
Community Healthcare Trust, Inc.	14,096	306,729
COPT Defense Properties	50,155	1,452,990
DiamondRock Hospitality Co.	115,297	948,894
DigitalBridge Group, Inc.	78,901	1,114,871
Douglas Emmett, Inc. (a)	71,718	1,153,943
Easterly Government Properties, Inc. (a)	74,070	1,031,795
Empire State Realty Trust, Inc., Class A	139,868	1,506,378
Equity Commonwealth *	48,656	991,123
Essential Properties Realty Trust, Inc.	50,303	1,488,466
Four Corners Property Trust, Inc.	48,191	1,307,904
GEO Group, Inc. (The) *	105,168	1,524,936
Getty Realty Corp.	26,512	785,285
HA Sustainable Infrastructure Capital, Inc. (a)	36,785	1,205,444
Hudson Pacific Properties, Inc.	92,541	554,321
Independence Realty Trust, Inc.	56,332	1,050,592
Innovative Industrial Properties, Inc. (a)	12,891	1,583,144
InvenTrust Properties Corp.	20,318	572,358
Kite Realty Group Trust	60,328	1,487,689
LTC Properties, Inc.	39,120	1,396,975
LXP Industrial Trust	102,007	1,050,672
Macerich Co. (The)	87,172	1,395,624
National Health Investors, Inc.	20,327	1,521,679
Paramount Group, Inc.	93,825	491,643
Pebblebrook Hotel Trust	61,057	835,870
Phillips Edison & Co., Inc.	36,569	1,283,572
Piedmont Office Realty Trust, Inc., Class A	137,722	1,191,295
PotlatchDeltic Corp.	29,777	1,320,908
Retail Opportunity Investments Corp.	74,229	1,109,724

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
RLJ Lodging Trust	116,853	1,103,092
Ryman Hospitality Properties, Inc.	12,582	1,264,617
Sabra Health Care REIT, Inc.	96,281	1,562,641
Service Properties Trust	102,364	580,404
SITE Centers Corp.	94,269	1,456,456
SL Green Realty Corp.	20,310	1,353,458
Star Holdings *	3,307	44,479
Summit Hotel Properties, Inc.	71,539	453,557
Sunstone Hotel Investors, Inc.	125,378	1,298,916
Tanger, Inc. (a)	48,992	1,415,869
Terreno Realty Corp.	20,957	1,433,668
Uniti Group, Inc.	73,300	281,472
Urban Edge Properties	76,263	1,548,139
Whitestone	52,361	722,582
Xenia Hotels & Resorts, Inc.	64,180	890,818
		56,696,844
Renewable Energy — 0.5%
Arcosa, Inc.	16,539	1,536,639
REX American Resources Corp. *	15,904	808,082
		2,344,721
Retailers — 2.3%
Abercrombie & Fitch Co., Class A *	1,395	205,735
Academy Sports & Outdoors, Inc.	19,274	1,042,145
American Eagle Outfitters, Inc.	45,358	1,000,144
Asbury Automotive Group, Inc. *	2,346	631,590
Buckle, Inc. (The)	35,082	1,515,192
Caleres, Inc. (a)	4,988	192,337
Global Industrial Co.	2,954	103,035
Group 1 Automotive, Inc.	4,554	1,665,489
Haverty Furniture Cos., Inc. (a)	28,431	832,175
ODP Corp. (The) *	21,676	915,811
PriceSmart, Inc.	3,703	338,195
Shoe Carnival, Inc.	36,191	1,537,032
Urban Outfitters, Inc. *	23,295	1,072,735
Zumiez, Inc. *	14,518	369,048
		11,420,663
Software & Computer Services — 3.6%
A10 Networks, Inc.	56,008	733,145
Agilysys, Inc. *	13,699	1,535,521
Alarm.com Holdings, Inc. *	10,069	710,368
Blackbaud, Inc. *	5,957	472,866
Cargurus, Inc. *	36,096	895,903
CommVault Systems, Inc. *	8,082	1,235,334
Consensus Cloud Solutions, Inc. *	3,290	70,077
CSG Systems International, Inc.	14,448	676,744
ePlus, Inc. *	12,543	1,152,952

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Mitek Systems, Inc. *	24,641	327,972
NetScout Systems, Inc. *	36,474	742,246
OneSpan, Inc. *	8,813	130,432
Perficient, Inc. *	6,178	465,883
Progress Software Corp.	22,905	1,337,652
Q2 Holdings, Inc. *	16,098	1,086,132
Qualys, Inc. *	7,541	1,124,665
Shutterstock, Inc. (a)	16,396	725,031
Simulations Plus, Inc. (a)	14,724	601,328
SPS Commerce, Inc. *	7,554	1,627,283
Verint Systems, Inc. *	7,994	288,903
Workiva, Inc. *	12,971	956,871
Yelp, Inc. *	36,179	1,318,001
		18,215,309
Technology Hardware & Equipment — 5.5%
Adeia, Inc.	80,858	950,081
Advanced Energy Industries, Inc.	11,610	1,351,056
Alpha & Omega Semiconductor Ltd. *	1,837	76,052
Axcelis Technologies, Inc. *	5,843	738,263
Benchmark Electronics, Inc.	27,387	1,311,016
Cohu, Inc. *	35,737	1,143,227
CTS Corp.	20,371	995,734
Diodes, Inc. *	14,720	1,151,104
Fabrinet (Thailand) *	5,889	1,298,878
FormFactor, Inc. *	24,108	1,291,224
Ichor Holdings Ltd. *	13,910	472,940
Insight Enterprises, Inc. *	7,112	1,596,644
Kulicke & Soffa Industries, Inc. (Singapore)	24,230	1,142,929
MaxLinear, Inc. *	9,246	130,738
Methode Electronics, Inc.	25,307	320,387
Novanta, Inc. *	8,079	1,463,753
PC Connection, Inc.	11,865	849,178
Photronics, Inc. *	50,528	1,283,916
Plexus Corp. *	11,947	1,531,247
Power Integrations, Inc.	14,868	1,085,959
Rambus, Inc. *	17,641	907,453
Sanmina Corp. *	15,306	1,153,001
ScanSource, Inc. *	20,696	1,077,227
Synaptics, Inc. *	2,747	239,868
TTM Technologies, Inc. *	62,840	1,217,839
Ultra Clean Holdings, Inc. *	28,439	1,230,271
Vishay Intertechnology, Inc.	50,718	1,232,955
Xerox Holdings Corp.	53,338	574,184
		27,817,124
Telecommunications Equipment — 2.7%
Applied Optoelectronics, Inc. * (a)	77,446	739,609
Aviat Networks, Inc. *	18,246	565,626

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Calix, Inc. *	21,951	902,845
Clearfield, Inc. *	28,636	1,242,802
CommScope Holding Co., Inc. *	145,073	375,739
Digi International, Inc. *	36,904	1,007,479
EchoStar Corp., Class A *	78,373	1,573,730
Extreme Networks, Inc. *	75,063	1,073,401
Harmonic, Inc. *	110,340	1,617,584
Infinera Corp. *	192,357	1,142,601
InterDigital, Inc.	11,774	1,445,376
Lightwave Logic, Inc. * (a)	53,146	183,885
NETGEAR, Inc. *	42,618	676,774
Ribbon Communications, Inc. *	1,005	3,407
Viavi Solutions, Inc. *	123,364	991,847
		13,542,705
Telecommunications Service Providers — 3.0%
8x8, Inc. *	306,906	945,270
Cable One, Inc.	2,552	1,054,946
Cogent Communications Holdings, Inc.	19,899	1,404,670
Consolidated Communications Holdings, Inc. *	112,355	516,833
fuboTV, Inc. * (a)	450,407	657,594
Globalstar, Inc. * (a)	800,081	968,098
Gogo, Inc. *	98,837	897,440
IDT Corp., Class B	42,839	1,637,735
Liberty Latin America Ltd., Class C (Puerto Rico) *	133,473	1,414,814
Lumen Technologies, Inc. * (a)	805,105	2,536,081
Shenandoah Telecommunications Co.	51,455	1,095,477
Telephone and Data Systems, Inc.	66,805	1,416,266
WideOpenWest, Inc. *	41,457	225,941
Xperi, Inc. *	61,291	500,747
		15,271,912
Tobacco — 0.7%
Turning Point Brands, Inc.	32,968	1,243,553
Universal Corp.	20,036	1,070,323
Vector Group Ltd.	106,392	1,359,690
		3,673,566
Travel & Leisure — 0.5%
Biglari Holdings, Inc., Class B *	211	42,358
Bloomin' Brands, Inc.	41,638	868,152
Chuy's Holdings, Inc. *	1,071	39,724
International Game Technology plc	29,345	688,727
SkyWest, Inc. *	10,123	809,233
		2,448,194
Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	14,459	1,497,374
Total Common Stocks (Cost $441,845,877)		502,061,957

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 6.2%
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $281,523)	281,523	281,523
Investment of Cash Collateral from Securities Loaned — 6.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.40% (b) (c)	26,643,731	26,646,396
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	4,419,878	4,419,878
Total Investment of Cash Collateral from Securities Loaned (Cost $31,066,503)		31,066,274
Total Short-Term Investments (Cost $31,348,026)		31,347,797
Total Investments — 106.1% (Cost $473,193,903)		533,409,754
Liabilities in Excess of Other Assets — (6.1)%		(30,720,999)
NET ASSETS — 100.0%		502,688,755

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $29,565,787.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	14	09/20/2024	USD	1,591,590	35,655

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$848,614	$—	$—	$848,614
Automobiles & Parts	789,369	—	—	789,369
Banks	27,080,602	—	—	27,080,602
Beverages	4,846,206	—	—	4,846,206
Chemicals	16,698,816	—	—	16,698,816
Construction & Materials	10,402,692	—	—	10,402,692
Consumer Services	6,190,387	—	—	6,190,387
Electricity	9,002,075	—	—	9,002,075
Electronic & Electrical Equipment	5,363,968	—	—	5,363,968
Finance & Credit Services	9,748,157	—	—	9,748,157
Food Producers	17,030,781	—	—	17,030,781
Gas, Water & Multi-utilities	17,734,655	—	—	17,734,655
General Industrials	8,099,899	—	—	8,099,899
Health Care Providers	14,036,700	—	—	14,036,700
Household Goods & Home Construction	20,144,025	—	—	20,144,025
Industrial Engineering	5,088,616	—	—	5,088,616
Industrial Materials	10,888,526	—	—	10,888,526
Industrial Metals & Mining	16,222,480	—	—	16,222,480
Industrial Support Services	12,455,856	—	—	12,455,856
Industrial Transportation	17,066,905	—	—	17,066,905
Investment Banking & Brokerage Services	6,830,188	—	—	6,830,188
Leisure Goods	3,966,652	—	—	3,966,652
Life Insurance	5,125,917	—	—	5,125,917
Media	1,985,651	—	—	1,985,651
Medical Equipment & Services	13,031,181	—	—	13,031,181
Mortgage Real Estate Investment Trusts	8,710,812	—	—	8,710,812
Nonequity Investment Instruments	—	—	— (a)	— (a)
Non-life Insurance	7,013,254	—	—	7,013,254
Non-Renewable Energy	29,618,049	—	—	29,618,049
Personal Care, Drug & Grocery Stores	10,885,774	—	—	10,885,774
Personal Goods	5,633,670	—	—	5,633,670
Pharmaceuticals, Biotechnology & Marijuana Producers	17,532,760	—	24,150	17,556,910
Precious Metals & Mining	1,753,308	—	—	1,753,308
Real Estate Investment & Services	7,282,850	—	—	7,282,850
Real Estate Investment Trusts	56,696,844	—	—	56,696,844
Renewable Energy	2,344,721	—	—	2,344,721
Retailers	11,420,663	—	—	11,420,663
Software & Computer Services	18,215,309	—	—	18,215,309
Technology Hardware & Equipment	27,817,124	—	—	27,817,124
Telecommunications Equipment	13,542,705	—	—	13,542,705
Telecommunications Service Providers	15,271,912	—	—	15,271,912
Tobacco	3,673,566	—	—	3,673,566
Travel & Leisure	2,448,194	—	—	2,448,194

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,497,374	$—	$—	$1,497,374
Total Common Stocks	502,037,807	—	24,150	502,061,957
Short-Term Investments
Investment Companies	281,523	—	—	281,523
Investment of Cash Collateral from Securities Loaned	31,066,274	—	—	31,066,274
Total Short-Term Investments	31,347,797	—	—	31,347,797
Total Investments in Securities	$533,385,604	$—	$24,150	$533,409,754
Appreciation in Other Financial Instruments
Futures Contracts	$35,655	$—	$—	$35,655

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$43,647,261	$66,000,000	$83,000,000	$(1,536)	$671	$26,646,396	26,643,731	$1,661,500	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,628,021	64,336,809	65,544,952	—	—	4,419,878	4,419,878	219,102	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	365,657	26,656,683	26,740,817	—	—	281,523	281,523	44,147	—
Total	$49,640,939	$156,993,492	$175,285,769	$(1,536)	$671	$31,347,797		$1,924,749	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.